Summary of Significant Accounting Policies - Summary of Concentration of Customers and Suppliers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Concentration Risk [Line Items]
Total Revenue	$ 12,451,126	$ 20,149,953
Accounts receivable, net	8,529,805		$ 11,241,534
Contract liabilities	2,901,031		3,229,431
Accounts payable	6,441,122		7,666,956
Prepayments	5,285,473		$ 6,497,363
Customers | Revenue | Customer A
Concentration Risk [Line Items]
Total Revenue	$ 1,389,443
Concentration risk %	11.00%
Customers | Revenue | Customer B
Concentration Risk [Line Items]
Total Revenue	$ 1,281,392
Concentration risk %	10.00%
Customers | Revenue | Customer C
Concentration Risk [Line Items]
Total Revenue		$ 5,553,898
Concentration risk %		28.00%
Customers | Revenue | Customer D
Concentration Risk [Line Items]
Total Revenue		$ 5,435,955
Concentration risk %		27.00%
Customers | Revenue | Customer E
Concentration Risk [Line Items]
Total Revenue		$ 3,719,491
Concentration risk %		18.00%
Customers | Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk %			12.00%
Accounts receivable, net			$ 1,338,451
Customers | Accounts Receivable | Customer D
Concentration Risk [Line Items]
Concentration risk %			13.00%
Accounts receivable, net			$ 1,498,250
Customers | Accounts Receivable | Customer F
Concentration Risk [Line Items]
Concentration risk %	18.00%		15.00%
Accounts receivable, net	$ 1,524,516		$ 1,713,707
Customers | Accounts Receivable | Customer G
Concentration Risk [Line Items]
Concentration risk %	14.00%		14.00%
Accounts receivable, net	$ 1,204,375		$ 1,569,321
Customers | Accounts Receivable | Customer H
Concentration Risk [Line Items]
Concentration risk %			12.00%
Accounts receivable, net			$ 1,399,828
Customers | Contract Liabilities | Customer E
Concentration Risk [Line Items]
Concentration risk %			10.00%
Contract liabilities			$ 320,308
Customers | Contract Liabilities | Customer G
Concentration Risk [Line Items]
Concentration risk %	16.00%
Contract liabilities	$ 468,185
Customers | Contract Liabilities | Customer H
Concentration Risk [Line Items]
Concentration risk %	12.00%
Contract liabilities	$ 356,867
Suppliers | Purchase | Supplier A
Concentration Risk [Line Items]
Total purchases	$ 820,419	$ 1,843,372
Concentration risk %	13.00%	20.00%
Suppliers | Purchase | Supplier B
Concentration Risk [Line Items]
Total purchases	$ 786,562	$ 2,214,168
Concentration risk %	13.00%	24.00%
Suppliers | Purchase | Supplier C
Concentration Risk [Line Items]
Total purchases	$ 725,198
Concentration risk %	12.00%
Suppliers | Purchase | Supplier D
Concentration Risk [Line Items]
Total purchases	$ 660,265	$ 966,890
Concentration risk %	11.00%	10.00%
Suppliers | Accounts Payable | Supplier A
Concentration Risk [Line Items]
Concentration risk %	12.00%
Accounts payable	$ 777,578
Suppliers | Accounts Payable | Supplier B
Concentration Risk [Line Items]
Concentration risk %	27.00%		36.00%
Accounts payable	$ 1,725,435		$ 2,747,890
Suppliers | Accounts Payable | Supplier D
Concentration Risk [Line Items]
Concentration risk %	21.00%		19.00%
Accounts payable	$ 1,353,686		$ 1,425,008
Suppliers | Prepayments | Supplier A
Concentration Risk [Line Items]
Concentration risk %	28.00%		12.00%
Prepayments	$ 1,178,740		$ 605,744
Suppliers | Prepayments | Supplier E
Concentration Risk [Line Items]
Concentration risk %	60.00%		66.00%
Prepayments	$ 2,525,473		$ 3,463,506
Suppliers | Prepayments | Supplier F
Concentration Risk [Line Items]
Concentration risk %			19.00%
Prepayments			$ 1,000,000